Summary of significant accounting policies - Schedule of financial statement amounts and balances of the VIEs (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
ASSETS
Cash and cash equivalents	¥ 1,759,126,853		¥ 1,017,148,142	¥ 4,440,131,180	$ 251,551,794
Restricted cash	34,931		83,387		4,995
Short-term bank deposits	502,501,754		3,070,374,400		71,856,795
Accounts receivable, net	77,583,990		49,056,771		11,094,363
Prepayments	15,790,383		26,884,785		2,257,995
Amounts due from related parties	91,600,802		74,174,692		13,098,740
Other current assets	185,264,173		231,353,868		26,492,424
Property and equipment, net	5,039,863		7,093,429		720,691
Long-term bank deposits			360,000,000
Intangible assets, net	33,579,905		60,917,092		4,801,863
Right-of-use assets	7,900,307		15,816,035		1,129,729
Investments	383,683,224		456,814,694		54,865,971
Other non-current assets	57,844,845		76,615,919		8,271,704
TOTAL ASSETS	3,119,951,030		5,446,333,214		446,147,064
LIABILITIES
Accounts payable	554,131,285		498,667,437		79,239,720
Advances from customers	2,311,403		4,443,895		330,526
Deferred revenue	236,899,790		252,346,104		33,876,219
Accrued expenses and other current liabilities	218,920,812		242,517,101		31,305,260
Amounts due to related parties	112,306,534		222,588,850		16,059,621
Lease liabilities	1,306,423		4,222,724		186,816
TOTAL LIABILITIES	1,132,579,100		1,236,243,988		$ 161,956,657
Income Statement
Net revenues	3,818,851,679	$ 546,088,526	4,270,825,456	5,530,404,557
Net (loss) income	(29,081,925)	(4,158,660)	(306,810,286)	35,517,634
Statement of Cash Flows
Net cash (used in) provided by operating activities	(52,254,816)	(7,472,339)	(238,851,936)	(47,687,219)
Net cash provided by investing activities	2,971,800,293	424,961,790	(1,074,492,728)	414,184,628
Net cash used in financing activities	(2,150,781,250)	$ (307,557,628)	(2,206,974,529)	(965)
Consolidated VIEs
ASSETS
Cash and cash equivalents	469,616,029		339,495,145
Restricted cash	34,931		83,387
Short-term bank deposits	196,493,754		80,000,000
Accounts receivable, net	76,835,525		48,706,963
Prepayments	15,565,395		26,353,088
Amounts due from related parties	91,548,882		74,116,192
Other current assets	169,919,175		175,835,175
Property and equipment, net	2,626,675		3,088,802
Long-term bank deposits			160,000,000
Intangible assets, net	32,278,768		59,542,225
Right-of-use assets	3,341,437		12,891,088
Investments	195,447,619		193,677,231
Other non-current assets	56,286,173		63,013,382
TOTAL ASSETS	1,309,994,363		1,236,802,678
LIABILITIES
Accounts payable	498,282,741		436,642,460
Advances from customers	2,277,588		4,412,848
Deferred revenue	236,124,062		251,591,800
Accrued expenses and other current liabilities	111,867,960		117,124,157
Amounts due to related parties	111,302,560		220,194,409
Lease liabilities	3,165,386		12,649,480
TOTAL LIABILITIES	963,020,297		1,042,615,154
Income Statement
Net revenues	3,809,355,931		4,234,608,729	5,459,630,803
Net (loss) income	185,239,077		(266,581,526)	(49,971,489)
Statement of Cash Flows
Net cash (used in) provided by operating activities	85,673,058		(385,060,569)	(180,359,213)
Net cash provided by investing activities	¥ 47,771,310		¥ 380,148,093	55,516,731
Net cash used in financing activities				¥ (965)